Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2015
Notes
Note 13 - Income Taxes

NOTE 13 – Income Taxes

The Company is subject to federal income taxes in the United States. The Company has had not net yet had net income on which to pay income taxes and therefore has not yet paid any income taxes, nor are there any income taxes owing. Income taxes at the statutory rate are reconciled to the Company’s actual income taxes as follows:

Income tax benefit at statutory rate resulting from net operating Loss carry-forward	(35%)
Deferred income tax valuation allowance	35%
Actual tax rate	0%

The Company's deferred tax assets, valuation allowance, and change in valuation allowance are as follows (“NOL” denotes Net Operating Loss):

Year Ended	Estimated NOL Carry-forward	NOL Expires	Estimated Tax Benefit from NOL	Valuation Allowance	Net Tax Benefit

2010	$(2,163,191)	2030	$(757,117)	$757,117	$—
2011	$(2,707,508)	2031	$(947,628)	$947,628	$—
2012	$(2,895,416)	2032	$(1,013,396)	$1,013,396	$—
2013	$(3,912,278)	2033	$(1,369,297)	$1,369,297	$—
2014	$(2,557,259)	2034	$(895,040)	$895,040	$—
2015	$(2,397,312)	2035	$(839,059)	$839,059	$—
	$(16,632,964)		$(5,821,537)	$5,821,537	$—

The total valuation allowance for the year ended December 31, 2015 is $5,821,537 which increased by $839,059 for the year ended December 31, 2015.

As of December 31, 2015 and December 31, 2014, the Company has no unrecognized income tax benefits. The Company’s policy for classifying interest and penalties associated with unrecognized income tax benefits is to include such items as tax expense. No interest or penalties have been recorded during the years ended December 31, 2015 and December 31, 2014 and no interest or penalties have been accrued as of December 31, 2015 and December 31, 2014. As of December 31, 2015 and December 31, 2014, the Company did not have any amounts recorded pertaining to uncertain tax positions.

The tax years from 2010 and forward remain open to examination by federal and state authorities due to net operating loss and credit carry-forwards. The Company is currently not under examination by the Internal Revenue Service or any other taxing authorities.